Related Party Transactions - Schedule of Sales of Petroleum and Natural Gas Products by the Group to the CNOOC Group (Detail) - CNOOC Group [member] - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Sales of petroleum and natural gas products by the Group to the CNOOC Group
Sales of petroleum and natural gas products (other than long-term sales of natural gas and liquefied natural gas) (note d)	¥ 62,673	¥ 63,351
Long-term sales of natural gas and liquefied natural gas (note e)	7,267	5,874
Total revenue from sales of petroleum and natural gas products by the Group to the CNOOC Group	¥ 69,940	¥ 69,225